Schedule of Investments
March 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–95.23%
Austria–1.70%
DO & Co. AG	14,967	$2,642,726
Finland–2.44%
Enento Group OYJ(a)	123,300	2,060,743
Stora Enso OYJ, Class R	182,123	1,725,846
		3,786,589
France–21.52%
Alten S.A.	20,299	1,981,076
Edenred SE	68,388	2,222,368
Exail Technologies S.A.(b)	131,587	5,363,210
Gerard Perrier Industrie S.A.	31,160	2,702,062
Infotel S.A.	40,873	1,968,774
Kaufman & Broad S.A.	141,325	4,925,412
Linedata Services	40,177	3,393,327
Neurones	104,614	5,497,406
Totalenergies EP Gabon	17,124	3,474,044
VusionGroup	8,615	1,843,086
		33,370,765
Georgia–1.10%
TBC Bank Group PLC	31,987	1,708,383
Germany–7.87%
AlzChem Group AG	3,683	374,010
Amadeus Fire AG	18,900	1,564,509
CompuGroup Medical SE & Co. KGaA	27,641	676,474
CTS Eventim AG & Co. KGaA	42,397	4,253,361
flatexDEGIRO AG	200,140	4,626,404
Mensch und Maschine Software SE	12,946	706,751
		12,201,509
Greece–2.00%
Karelia Tobacco Co., Inc. S.A.	9,265	3,103,447
Hungary–1.81%
Richter Gedeon Nyrt	101,400	2,797,920
Ireland–0.59%
Origin Enterprises PLC	267,984	908,566
Israel–0.96%
Hilan Ltd.	24,341	1,490,532
Italy–8.34%
Amplifon S.p.A.	101,300	2,056,496
MARR S.p.A.(c)	191,277	2,018,080
Moltiply Group S.p.A.	85,783	3,728,174
Technogym S.p.A.(a)	397,739	5,137,038
		12,939,788
Netherlands–2.73%
SBM Offshore N.V.	198,522	4,230,275
Norway–1.90%
Bouvet ASA(c)	414,124	2,947,566
Shares		Value
Poland–4.61%
Allegro.eu S.A.(a)(b)	200,184	$1,623,953
Diagnostyka S.A.(b)	22,880	788,680
Mo-BRUK S.A.	17,343	1,367,858
Warsaw Stock Exchange	287,000	3,362,825
		7,143,316
Portugal–0.81%
Conduril - Engenharia S.A.	51,453	1,257,376
Romania–0.45%
Fondul Proprietatea S.A.	8,485,669	698,702
Sweden–2.13%
Karnov Group AB(b)	207,366	1,806,966
Proact IT Group AB	124,753	1,491,469
		3,298,435
Switzerland–4.04%
Carlo Gavazzi Holding AG, BR	8,825	1,997,497
Kardex Holding AG	16,150	4,271,946
		6,269,443
United Kingdom–29.23%
4imprint Group PLC	42,626	2,067,487
Alfa Financial Software Holdings PLC(a)	650,000	1,833,699
Bytes Technology Group PLC	240,000	1,514,643
Clarkson PLC	94,116	4,162,008
DCC PLC	74,878	5,004,233
Diploma PLC	95,773	4,794,324
Gamma Communications PLC	73,000	1,149,649
IG Group Holdings PLC	397,320	4,902,196
ME Group International PLC	1,910,089	4,775,980
Mortgage Advice Bureau Holdings Ltd.	275,408	2,683,258
Renew Holdings PLC	349,515	3,005,827
Rightmove PLC	190,000	1,691,596
Savills PLC	220,504	2,721,714
Serco Group PLC	1,008,688	2,062,856
XP Power Ltd.(b)	111,481	1,111,192
Zegona Communications PLC(b)	216,246	1,852,437
		45,333,099
United States–1.00%
Signify N.V.	71,677	1,556,256
Total Common Stocks & Other Equity Interests (Cost $109,732,072)		147,684,693
Money Market Funds–5.41%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(d)(e)	2,919,954	2,919,954
Invesco Treasury Portfolio, Institutional Class, 4.25%(d)(e)	5,480,430	5,480,430
Total Money Market Funds (Cost $8,400,384)		8,400,384
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.64% (Cost $118,132,456)		156,085,077
See accompanying notes which are an integral part of this schedule.
Invesco EQV European Small Company Fund

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.89%
Invesco Private Government Fund, 4.34%(d)(e)(f)	383,580	$383,580
Invesco Private Prime Fund, 4.46%(d)(e)(f)	998,277	998,576
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,382,156)		1,382,156
TOTAL INVESTMENTS IN SECURITIES—101.53% (Cost $119,514,612)		157,467,233
OTHER ASSETS LESS LIABILITIES–(1.53)%		(2,380,405)
NET ASSETS–100.00%		$155,086,828
Investment Abbreviations:
BR	– Bearer Shares
Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
March 31, 2025 was $10,655,433, which represented 6.87% of the Fund’s Net Assets.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,277,830	$6,754,439	$(5,112,315)	$-	$-	$2,919,954	$20,795
Invesco Treasury Portfolio, Institutional Class	2,843,781	12,543,959	(9,907,310)	-	-	5,480,430	39,653
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	507,995	843,355	(967,770)	-	-	383,580	3,863*
Invesco Private Prime Fund	1,321,451	2,146,645	(2,469,553)	33	-	998,576	10,294*
Total	$5,951,057	$22,288,398	$(18,456,948)	$33	$-	$9,782,540	$74,605

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco EQV European Small Company Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Austria	$—	$2,642,726	$—	$2,642,726
Finland	—	3,786,589	—	3,786,589
France	—	33,370,765	—	33,370,765
Georgia	—	1,708,383	—	1,708,383
Germany	—	12,201,509	—	12,201,509
Greece	—	3,103,447	—	3,103,447
Hungary	—	2,797,920	—	2,797,920
Ireland	—	908,566	—	908,566
Israel	—	1,490,532	—	1,490,532
Italy	—	12,939,788	—	12,939,788
Netherlands	—	4,230,275	—	4,230,275
Norway	—	2,947,566	—	2,947,566
Poland	788,680	6,354,636	—	7,143,316
Portugal	1,257,376	—	—	1,257,376
Romania	—	698,702	—	698,702
Sweden	—	3,298,435	—	3,298,435
Switzerland	—	6,269,443	—	6,269,443
United Kingdom	—	45,333,099	—	45,333,099
United States	—	1,556,256	—	1,556,256
Money Market Funds	8,400,384	1,382,156	—	9,782,540
Total Investments	$10,446,440	$147,020,793	$—	$157,467,233
Invesco EQV European Small Company Fund